BUSINESS COMBINATIONS - Acquisitions (Details) - USD ($) $ in Thousands	Sep. 04, 2019	Sep. 10, 2018
OS National LLC
Business Acquisition [Line Items]
Cash consideration	$ 34,300
Equity consideration - common stock	6,700
Total consideration transferred	$ 41,000
Open Listings Co
Business Acquisition [Line Items]
Cash consideration		$ 9,370
Equity consideration - common stock		6,150
Total consideration transferred		$ 15,520